Property, Plant and Equipment - Schedule of Depreciation Expense (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Total – cost	$ 4,649,209	$ 3,846,663	$ 3,636,663
Total – accumulated depreciation	(50,300)	(36,921)	(25,935)
Total Property, plant and equipment, net	4,598,909	3,809,742	3,610,728
Processing plant under construction – net [Member]
PROPERTY, PLANT AND EQUIPMENT
Total – cost	4,466,736	3,791,736	3,581,736
Total – accumulated depreciation
Total Property, plant and equipment, net	4,466,736	3,791,736	3,581,736
Computer equipment – net [Member]
PROPERTY, PLANT AND EQUIPMENT
Total – cost	30,020	9,820	9,820
Total – accumulated depreciation	(9,876)	(6,874)	(4,910)
Total Property, plant and equipment, net	20,144	2,946	4,910
Field equipment – net [Member]
PROPERTY, PLANT AND EQUIPMENT
Total – cost	107,347
Total – accumulated depreciation
Total Property, plant and equipment, net	107,347
Furniture and fixtures – net [Member]
PROPERTY, PLANT AND EQUIPMENT
Total – cost	22,101	22,101	22,101
Total – accumulated depreciation	(18,481)	(16,271)	(11,850)
Total Property, plant and equipment, net	3,620	5,830	10,251
Leasehold improvements – net [Member]
PROPERTY, PLANT AND EQUIPMENT
Total – cost	23,005	23,006	23,006
Total – accumulated depreciation	(21,943)	(13,776)	(9,175)
Total Property, plant and equipment, net	$ 1,062	$ 9,230	$ 13,831